SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash flow from operating lease	$ 134,903	$ 198,874
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,081,423	$ 554,643
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	1 year 3 months	3 months
Maximum [Member]
Remaining lease term for operating lease (years)	3 years 11 months 1 day	2 years 9 months